Significant Accounting Policies (Details Textual) - USD ($)		12 Months Ended
	May 16, 2016	Jun. 30, 2018	Jun. 30, 2017
Significant Accounting Policies (Textual)
Reverse stock split, description	Certificate of Change with the Secretary of State of Nevada that effected a 1-for-4 (1:4) reverse stock split of its common stock, par value $0.001 per share.
Equity note stock split, description	The reverse split became effective on May 20, 2016. Pursuant to the Certificate of Change, the Company's authorized common stock was decreased in the same proportion as the split resulting in a decrease from 20,000,000 authorized shares of common stock to 5,000,000 shares authorized. The par value of its common stock was unchanged at $0.001 per share, post-split. All common shares, warrants, stock options, conversion ratios, and per share information in these consolidated financial statements give retroactive effect to the 1-for-4 reverse stock split.
Capitalized cost		$ 79,910	$ 67,261
Amortization expense		$ 24,528	$ 16,683
Series B Convertible Preferred Shares [Member]
Significant Accounting Policies (Textual)
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding		220,279	220,279
Employee Stock Option [Member]
Significant Accounting Policies (Textual)
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding		120,000	0
Warrant [Member]
Significant Accounting Policies (Textual)
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding		1,690,810	774,976